UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               --------------

Check here if Amendment [__]: Amendment Number: _______________________

         This Amendment (Check only one):   |_| is a restatement.

                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Cliffwood Partners LLC
Address:          11726 San Vicente Blvd. #600
                  Los Angeles, CA  90049


Form 13F File Number: 028-06233
                      ---------

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Carl B. Tash
Title:            Chief Executive Officer
Phone:            (310) 442-0370 Ext. 223

Signature, Place and Date of Signing:

                           11726 San Vicente Blvd. #600           May 14, 2007
/s/ Carl B. Tash           Los Angeles, CA  90049
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Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT

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                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     35

Form 13F Information Table Value Total:     $705,472 (thousands)

List of Other Included Managers:            None

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                                                    Form 13F INFORMATION TABLE
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     Column 1             Column 2       Column 3     Column 4             Column 5          Column 6   Column 7      Column 8
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Name of                                                              Shrs or  SH/PRN  Put/  Investment  Other      Voting authority
Issuer                 Title of Class       CUSIP  Value (x$1000)   prn amt.          Call  discretion  managers  Sole  Shared  None
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
Acadia Rlty Tr         Com Sh Ben Int   004239109      $29,125.00  1,117,200  SH            Yes         None      sole
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American Ld Lease Inc  Com              027118108      $15,572.00    622,900  SH            Yes         None      sole
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Archstone Smith Tr     Com              039583109       $2,317.00     42,700  SH            Yes         None      sole
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AvalonBay Cmntys Inc   Com              053484101      $33,490.00    257,617  SH            Yes         None      sole
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Biomed Realty Trust
Inc                    Com              09063H107      $24,869.00    945,600  SH            Yes         None      sole
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BJS Wholesale Club
Inc                    Com              05548J106       $6,248.00    184,700  SH            Yes         None      sole
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Boston Properties Inc  Com              101121101      $34,562.00    294,400  SH            Yes         None      sole
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Cogdell Spencer Inc    Com              19238U107       $2,823.00    134,000  SH            Yes         None      sole
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Corporate Office
Pptys Tr               Sh Ben Int       22002T108      $12,735.00    278,800  SH            Yes         None      sole
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Corrections Corp Amer
New                    Com New          22025Y407      $30,410.00    575,850  SH            Yes         None      sole
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DCT Industrial Trust
Inc                    Com              233153105      $16,517.00  1,396,200  SH            Yes         None      sole
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Douglas Emmett Inc     Com              25960P109      $18,820.00    737,200  SH            Yes         None      sole
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Essex Ppty Tr Inc      Com              297178105       $9,762.00     75,400  SH            Yes         None      sole
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Federal Realty Invt
Tr                     Sh Ben Int New   313747206      $33,556.00    370,300  SH            Yes         None      sole
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Forest City
Enterprises Inc        CL A             345550107      $21,237.00    320,900  SH            Yes         None      sole
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GMH Cmntys Tr          Com              36188G102      $11,271.00  1,128,300  SH            Yes         None      sole
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Healthcare Rlty Tr     Com              421946104       $2,211.00     59,300  SH            Yes         None      sole
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Host Hotels & Resorts
Inc                    Com              44107P104      $26,232.00    997,044  SH            Yes         None      sole
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Macerich Co            Com              554382101      $44,434.00    481,100  SH            Yes         None      sole
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Magna Entmt Corp       CL A             559211107       $7,608.00  2,090,183  SH            Yes         None      sole
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MI Devs Inc            CL A Sub Vtg     55304X104      $35,329.00    944,900  SH            Yes         None      sole
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Nationwide Health
Pptys Inc              Com              638620104       $1,709.00     54,700  SH            Yes         None      sole
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Pennsylvania RL
Estate Invt            Sh Ben Int       709102107      $16,198.00    365,400  SH            Yes         None      sole
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Post Pptys Inc         Com              737464107      $28,855.00    631,000  SH            Yes         None      sole
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ProLogis               Sh Ben Int       743410102      $25,959.00    399,800  SH            Yes         None      sole
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Public Storage Inc     Com              74460D109      $10,356.00    109,400  SH            Yes         None      sole
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SL Green Rlty Corp     Com              78440X101      $25,460.00    185,600  SH            Yes         None      sole
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Stratus Pptys Inc      Com New          863167201       $4,943.00    147,027  SH            Yes         None      sole
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Starwood Hotels &
Resorts  Wrld          Com              85590A401       $4,889.00     75,400  SH            Yes         None      sole
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Sunstone Hotel Invs
Inc New                Com              867892101      $13,281.00    487,200  SH            Yes         None      sole
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Taubman Ctrs Inc       Com              876664103      $63,933.00  1,102,500  SH            Yes         None      sole
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Ventas Inc             Com              92276F100      $21,237.00    504,100  SH            Yes         None      sole
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Vornado Rlty Tr        Sh Ben Int       929042109      $34,823.00    291,800  SH            Yes         None      sole
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Washington Real
Estate Invt            Sh Ben Int       939653101      $25,116.00    671,200  SH            Yes         None      sole
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Winthrop Rlty Tr       Sh Ben Int       976391102       $9,585.00  1,450,100  SH            Yes         None      sole
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REPORT SUMMARY         35 data records                $705,472.00
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